Real Estate Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Real Estate Investments, Net [Abstract]
Schedule of Business Acquisitions, by Acquisition
The following table presents the allocation of real estate assets acquired and liabilities assumed during the nine months ended September 30, 2016. There were no real estate assets acquired or liabilities assumed during the nine months ended September 30, 2015:

Nine Months Ended September 30, 2016
(Dollar amounts in thousands)
Real estate investments, at cost:
Land	$1,729
Buildings, fixtures and improvements	29,664
Total tangible assets	31,393
Acquired intangibles:
In-place leases (1)	3,162
Above-market lease assets (1)	548
Above-market ground lease liability (1)	(85)
Below-market lease liabilities (1)	(774)
Total intangible assets, net	2,851
Cash paid for acquired real estate investments	$34,244
Number of properties purchased	4

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(1)
Weighted-average remaining amortization periods for in-place leases, above-market lease assets, above-market ground lease liability and below-market lease liabilities acquired during the nine months ended September 30, 2016 were 9.5 years, 9.6 years, 48.6 years and 9.5 years, respectively, as of each property's respective acquisition date.

The following table presents the allocation of assets acquired and liabilities assumed during the year ended December 31, 2014 and the period from January 22, 2013 (date of inception) to December 31, 2013:

(Dollar amounts in thousands)	Year Ended December 31, 2014		Period from January 22, 2013 (date of inception) to December 31, 2013
Real estate investments, at cost:
Land	$210,379		$147,899
Buildings, fixtures and improvements	672,121		868,700
Total tangible assets	882,500		1,016,599
Acquired intangibles:
In-place leases	175,152		130,093
Above-market lease assets	13,403		380
Below-market lease liabilities	(19,692)		(931)
Total assets acquired, net	1,051,363		1,146,141
Mortgage notes payable assumed	(462,238)		(8,830)
Premiums on mortgage notes payable assumed	(27,862)		(334)
Real estate investments financed through accounts payable	—		(9,902)
Deposits paid in prior periods	(33,035)		—
Cash paid for acquired real estate investments, at cost	$528,228	(1)	$1,127,075
Number of properties purchased	224		239
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(1)	Excludes cash paid for real estate investments financed through accounts payable in prior periods of $9.9 million.

Schedule of Future Minimum Rental Payments for Operating Leases
The following table presents future minimum base rent payments on a cash basis due to the Company over the next five years and thereafter. These amounts exclude contingent rent payments, as applicable, that may be collected from certain tenants based on provisions related to sales thresholds and increases in annual rent based on exceeding certain economic indexes among other items:

(In thousands)	Future Minimum Base Rent Payments
October 1, 2016 to December 31, 2016	$39,633
2017	160,004
2018	153,784
2019	155,875
2020	150,703
Thereafter	912,235
$1,572,234

The following table presents future minimum base rent payments on a cash basis due to the Company over the next five years and thereafter. These amounts exclude contingent rent payments, as applicable, that may be collected from certain tenants based on provisions related to sales thresholds and increases in annual rent based on exceeding certain economic indexes among other items:

(In thousands)	Future Minimum Base Rent Payments
2016	$157,027
2017	159,426
2018	130,993
2019	132,715
2020	127,233
Thereafter	709,032
$1,416,426

Schedule of Annualized Rental Income by Major Tenants
The following table lists the tenants (including, for this purpose, all affiliates of such tenants) from which the Company derives annualized rental income on a straight-line basis constituting 10.0% or more of the Company's consolidated annualized rental income on a straight-line basis for all portfolio properties as of the dates indicated:

	September 30,
Tenant	2016	2015
SunTrust Bank	17.8%	17.9%
Sanofi US	11.4%	11.6%
C&S Wholesale Grocer	10.2%	10.4%

The following table lists the tenants (including, for this purpose, all affiliates of such tenants) whose annualized rental income on a straight-line basis each represented 10.0% or greater of consolidated annualized rental income on a straight-line basis for all portfolio properties as of December 31, 2015 and 2014:

	December 31,
Tenant	2015	2014
SunTrust Bank	17.9%	17.9%
Sanofi US	11.6%	11.6%
C&S Wholesale Grocer	10.4%	10.4%

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
The following table lists the states where the Company has concentrations of properties where annualized rental income on a straight-line basis represented 10.0% or greater of consolidated annualized rental income on a straight-line basis as of the dates indicated:

	September 30,
State	2016	2015
New Jersey	20.0%	20.3%
Georgia	11.0%	11.2%

The following table lists the states where the Company has concentrations of properties where annualized rental income on a straight-line basis each represented 10.0% or greater of consolidated annualized rental income on a straight-line basis as of December 31, 2015 and 2014:

	December 31,
State	2015	2014
New Jersey	20.3%	20.3%
Georgia	11.2%	11.2%

Business Acquisition, Pro Forma Information
The following table presents unaudited pro forma information as if the acquisitions during the nine months ended September 30, 2016 had been consummated on January 1, 2015:

	Nine Months Ended September 30,
(In thousands, except per share data)	2016 (1)	2015
Pro forma revenues	$133,189	$132,210
Pro forma net loss	$(18,533)	$(7,240)
Basic pro forma net loss per share	$(0.28)	$(0.11)
Diluted pro forma net loss per share	$(0.28)	$(0.11)
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(1)
For the nine months ended September 30, 2016, aggregate revenues and net income derived from the Company's 2016 acquisitions (for the Company's period of ownership) were $1.7 million and $0.8 million, respectively.